Rights of Use - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others	€ 30
Exclusion of companies	121
Telefónica de Costa Rica TC, S.A.
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others	€ 127